Warrants (Details)	9 Months Ended
	Sep. 30, 2012 Person	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrants (Textual) [Abstract]
Numbers of common stock warrants to purchase	0	1,526,182	105,000	1,526,182
Exercise price of common stock warrants to purchase		0.33	1.79	0.33
Number of executive officers who helds warrants	2